Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series X Preferred Stock [Member]	Preferred Stock [Member] Series Y Preferred Stock [Member]	Preferred Stock [Member] Series Z Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Common Stock To Be Issued [Member]	Additional Paid-in Capital [Member]	Discount On Preferred Stock [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 1.00		$ 1.00	$ 1,661.00	$ 3,025.00	$ 284,420,948	$ (20,973,776)	$ (301,185,712)	$ (37,733,852)
Balance, shares at Dec. 31, 2020	16.05	654.781794		1,000	1,661,431	3,024,604
Issuance of common stock previously recorded as to be issued					$ 4.00	$ (4.00)
Balance, shares					3,355	(3,355)
Issuance of common shares for services rendered					$ 7.00		166,848			166,855
Balance, shares					7,252
Issuance of common stock upon conversion of Series Z Preferred					$ 15.00		132,987			133,002
Balance, shares					14,828
Cancelation of common shares and warrants in exchange for cash paid per cancelation agreement					$ (5.00)		(10,995)			(11,000)
Balance, shares					(4,950)
Sale of Series X preferred shares							200,000			200,000
Balance, shares	10.00
BCF recognized upon issuance of Series X preferred shares							2,852,500	(2,852,500)
Series Y preferred shares issued in exchange for convertible notes, accrued interest and warrants							1,314,678			1,314,678
Balance, shares		65.733880
BCF recognized upon issuance of Series Y preferred shares							10,972,647	(10,972,647)
Deemed dividend resulting from amortization of preferred stock discount								34,798,923	(34,798,923)
Series Z preferred shares issued as equity kicker for note payable							867,213			867,213
Balance, shares			250
Series Z preferred shares issued as part of settlement agmt			$ 1				6,530,867			6,530,868
Balance, shares			250
Common shares issued in business combination					$ 1,650.00		18,412,350			18,414,000
Balance, shares					1,650,000
Common shares to be issued canceled for no consideration						$ (3,013.00)	3,013
Balance, shares						(3,012,749)
Redemption of Series X preferred shares							(501,463)			(501,463)
Balance, shares	(26.05)
Deemed dividend resulting from redemption of Series X preferred shares							(3,326,237)		3,326,237
Redemption of Series Y preferred shares		$ (1.00)					(11,095,941)			(11,095,942)
Balance, shares		(720.515674)
Deemed dividend resulting from redemption of Series Y preferred shares							(35,881,134)		35,881,134
Series C preferred shares contributed back to the Company and promptly retired				$ (1)			1
Balance, shares				(1,000)
Net loss									(1,632,421)	(1,632,421)
Ending balance, value at Dec. 31, 2021			$ 1.00		$ 3,332.00	$ 8.00	275,058,282		(298,409,685)	(23,348,062)
Balance, shares at Dec. 31, 2021			500		3,331,916	8,500
Issuance of common stock previously recorded as to be issued					$ 8	$ (8)
Balance, shares					8,500.00	(8,500.00)				8,500
Issuance of common stock upon conversion of Series Z Preferred			$ (1)		$ 725		(725)
Balance, shares			(178)		725,000
Net loss									(35,043,290)	(35,043,290)
Elimination of derivative liabilities for authorized share shortfall							29,759,766			29,759,766
Issuance of common stock upon conversion of convertible debt at uplisting					$ 6,897		36,553,575			36,560,472
Balance, shares					6,896,903
Warrant expense for liquidated damages waiver							7,408,681			7,408,681
Deemed dividend for Series Z price protection trigger upon uplisting							7,237,572		(7,237,572)
Deemed dividend for repricing & issuance of additional warrants upon uplisting							21,115,910		(21,115,910)
Deemed dividend for repricing of certain warrants for liquidated damages waiver							462,556		(462,556)
Rounding							1		(2)
Ending balance, value at Dec. 31, 2022					$ 10,962		$ 377,595,618		$ (362,269,015)	$ 15,337,565
Balance, shares at Dec. 31, 2022			322		10,962,319